Business combination, Impact of acquisition (Details) - Goodwood [Member] - USD ($) $ in Millions	5 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Impact of Acquisition [Abstract]
Revenue contributed by acquisitions	$ 2.4
Amount of profit (loss) after tax	$ 1.6
Total revenues if business combination had taken place at beginning of year		$ 289.5
Increase in combined results if business combination had taken place at beginning of year		0.6
Combined results if business combination had taken place at beginning of year		$ 1.2